Investments (Collectively Significant Equity Method Investments - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)
Carrying Value of investments accounted for under the equity method	$ 14.3
Unfunded commitments for investments accounted for under the equity method	6.0
Total assets for investments accounted for under the equity method	436.9	$ 447.5
Total liabilities for investments accounted for under the equity method	56.4	72.0
Net Income (loss) for investments accounted for under the equity method	$ 26.8	$ 25.8	$ 34.9
Aggregate Net income Exceeded Stated Percentage Of The Pre Tax Income (Loss) From Continuing Operations	10.00%
Brighthouse Financial, INC [Member]
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)
Carrying Value of investments accounted for under the equity method	$ 1.9